Tax	6 Months Ended
Jun. 30, 2020
Tax
24 Tax
The 2Q20 income tax charge of CHF  391 million includes the impact of the continuous reassessment of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to NOLs, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on NOLs and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2020, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF  16.5 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, Germany, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF  39 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland – 2013; the US – 2010; and the Netherlands – 2010.
Effective tax rate
in	2Q20	1Q20	2Q19	6M20	6M19
Effective tax rate (%)	25.2	(9.2)	28.0	10.2	28.7
Tax expense reconciliation
in	2Q20
CHF million
Income tax expense computed at the Swiss statutory tax rate of 20%	310
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	7
Other non-deductible expenses	45
Changes in deferred tax valuation allowance	(22)
Lower taxed income	(46)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	66
Other	31
Income tax expense/(benefit)	391
Foreign tax rate differential
2Q20 included a foreign tax charge of CHF  7 million, mainly driven by profits made in higher tax jurisdictions, such as the US, partially offset by profits made in lower tax jurisdictions, such as Singapore.
Other non-deductible expenses
2Q20 included the impact of CHF  45 million relating to non-deductible interest expenses and non-deductible bank levy costs.
Changes in deferred tax valuation allowance
2Q20 included the impact of the estimated current year earnings, resulting in a decrease in valuation allowances of CHF  22 million, mainly in respect of three of the Group’s operating entities in the UK.
Lower taxed income
2Q20 primarily included a tax benefit of CHF  14 million related to the Pfandbriefbank equity investment revaluation gain in Switzerland, an impact of CHF  13 million of non-taxable dividend income and an impact of CHF  12 million related to non-taxable life insurance income. The remaining balance included various smaller items.
Other
2Q20 included an income tax expense of CHF  31 million, which mainly reflected the tax impact of CHF  24 million relating to withholding taxes, CHF  21 million from non-deductible fines and penalties and CHF  18 million relating to transitional adjustments arising on the first adoption of IFRS 9 for own credit movements. This was partially offset by a tax benefit of CHF  25 million relating to the beneficial earnings mix of one of the Group’s operating entities in Switzerland and prior years adjustments of CHF  5 million. The remaining balance included various smaller items.
Net deferred tax assets
end of	2Q20	1Q20
Net deferred tax assets (CHF million)
Deferred tax assets	4,020	4,157
of which net operating losses	1,445	1,505
of which deductible temporary differences	2,575	2,652
Deferred tax liabilities	(646)	(977)
Net deferred tax assets	3,374	3,180

Bank
Tax
23 Tax
The 6M20 income tax expense of CHF 244 million includes the impact of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2020, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF  15.9 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, Germany, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF  39 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland – 2013; the US – 2010; and the Netherlands – 2010.
Effective tax rate
in	6M20	6M19
Effective tax rate (%)	9.5	31.0
Tax expense reconciliation
in	6M20
CHF million
Income tax expense computed at the statutory tax rate of 20%	516
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	4
Other non-deductible expenses	23
Changes in deferred tax valuation allowance	(12)
Lower taxed income	(84)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	70
Other	(273)
Income tax expense	244
Foreign tax rate differential
6M20 included a foreign tax expense of CHF  4 million, mainly driven by profits made in higher tax jurisdictions, such as the UK, partially offset by profits in lower tax jurisdictions, such as Singapore.
Other non-deductible expenses
6M20 primarily included CHF 33 million relating to non-deductible expenses, a net benefit of CHF  11 million due to non-deductible interest expenses (including the impact of previously unrecognized tax benefits of CHF  157 million relating to the resolution of interest cost deductibility with and between international tax authorities) and non-deductible bank levy costs. The remaining balance included various smaller items.
Changes in deferred tax valuation allowance
6M20 included the impact of the estimated current year earnings, resulting in a decrease of valuation allowances of CHF  17 million mainly in respect of one of the Bank’s operating entities in the UK and Japan and an increase of valuation allowances of CHF  5 million mainly in respect of one of the Bank’s operating entities in Germany.
Lower taxed income
6M20 primarily included the impacts of CHF  31 million related to non-taxable life insurance income, CHF  26 million related to the Pfandbriefbank equity investment revaluation gain in Switzerland and the completed transfer of the InvestLab fund platform to Allfunds Group, CHF  22 million related to non-taxable dividend income and non-taxable offshore results of CHF  5 million.
Other
6M20 included a tax benefit of CHF  273 million, which mainly reflected the impact of the re-assessment of the US base erosion and anti-abuse tax (BEAT) provision for 2019 of CHF  180 million and the impact from a change in US tax rules relating to federal net operating losses (NOLs) where federal NOLs generated in tax years 2018, 2019 or 2020 can be carried back for five-years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF  141 million. It also included a tax benefit of CHF  68 million relating to the beneficial earnings mix of one of the Bank’s operating entities in Switzerland. This was partially offset by a tax charge of CHF  44 million relating to the tax impact of transitional adjustments arising on the first adoption of IFRS 9 for own credit movements, CHF  38 million relating to withholding taxes, CHF  21 million relating to uncertain tax positions, CHF  21 million relating to the impact of a prior year adjustment and CHF  9 million relating to the current year BEAT provision. The remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial results, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 6M20.
Net deferred tax assets
end of	6M20	2019
Net deferred tax assets (CHF million)
Deferred tax assets	3,959	4,337
of which net operating losses	1,410	1,437
of which deductible temporary differences	2,549	2,900
Deferred tax liabilities	(238)	(167)
Net deferred tax assets	3,721	4,170